Activities of the Company - Summary of Significant Investments in Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Coca-Cola FEMSA [member]
Disclosure Of Parent Entity Information [Line Items]
Percentage of ownership in subsidiary	47.20%	47.90%
Activities	Production, distribution and marketing of certain Coca-Cola trademark beverages in Mexico, Guatemala, Nicaragua, Costa Rica, Panama, Colombia, Venezuela, Brazil, Argentina and Philippines (see Note 4). At December 31, 2017, The Coca-Cola Company (TCCC) indirectly owns 27.8% of Coca-Cola FEMSA’s capital stock. In addition, shares representing 25% of Coca-Cola FEMSA’s capital stock are traded on the Bolsa Mexicana de Valores (Mexican Stock Exchange “BMV”) and on the New York Stock Exchange, Inc (NYSE) in the form of American Depositary Shares (“ADS”).
S.A.B. de C.V. and subsidiaries [member]
Disclosure Of Parent Entity Information [Line Items]
Percentage of voting share in subsidiary	63.00%	63.00%
Activities	Production, distribution and marketing of certain Coca-Cola trademark beverages in Mexico, Guatemala, Nicaragua, Costa Rica, Panama, Colombia, Venezuela, Brazil, Argentina and Philippines (see Note 4). At December 31, 2017, The Coca-Cola Company (TCCC) indirectly owns 27.8% of Coca-Cola FEMSA’s capital stock. In addition, shares representing 25% of Coca-Cola FEMSA’s capital stock are traded on the Bolsa Mexicana de Valores (Mexican Stock Exchange “BMV”) and on the New York Stock Exchange, Inc (NYSE) in the form of American Depositary Shares (“ADS”)("ADS").
Retail Division [member]
Disclosure Of Parent Entity Information [Line Items]
Percentage of ownership in subsidiary	100.00%	100.00%
Activities	Small-box retail chain format operations in Mexico, Colombia and the United States, mainly under the trade name “OXXO” and “Big John” in Chile.
Fuel Division [member]
Disclosure Of Parent Entity Information [Line Items]
Percentage of ownership in subsidiary	100.00%	100.00%
Activities	Retail service stations for fuels, motor oils, lubricants and car care products under the trade name “OXXO GAS” with operations in Mexico.
Health Division [member]
Disclosure Of Parent Entity Information [Line Items]
Activities	Drugstores operations in Chile and Colombia, mainly under the trademark “Cruz Verde” and Mexico under various brands such as YZA, La Moderna and Farmacon.
Ownership interest description	Various	Various
Heineken investment [member]
Disclosure Of Parent Entity Information [Line Items]
Percentage of ownership in subsidiary	14.80%	20.00%
Activities	Heineken N.V. and Heineken Holding N.V. shares, which represents the aggregate of 14.8%(5) economic interest in both entities ("Heineken Group").
Other companies [member]
Disclosure Of Parent Entity Information [Line Items]
Percentage of ownership in subsidiary	100.00%	100.00%
Activities	Companies engaged in the production and distribution of coolers, commercial refrigeration equipment, plastic cases, food processing, preservation and weighing equipment; as well as logistic transportation and maintenance services to FEMSA’s subsidiaries and to third parties.